SUPPLEMENT DATED JULY 11, 2000, TO
                      THE PROSPECTUS DATED MAY 1, 2000, FOR
                    FUTURE DIMENSIONS VARIABLE UNIVERSAL LIFE
                 A FLEXIBLE PREMIUM ADJUSTABLE COMBINATION FIXED
                  AND VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                    ISSUED BY
                        SOUTHLAND LIFE INSURANCE COMPANY
                                       AND
                          SOUTHLAND SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS DATED MAY 1, 2000. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


For policies issued on or after July 11, 2000, the minimum stated death benefit is changed from $50,000 to $100,000. The minimum stated death benefit is referenced in the first sentence of the second paragraph in the "Policy Summary," section "Death Benefits" subsection on page 9; the first sentence of the second paragraph in the "Death Benefits" section on page 22; the fifth paragraph in the "Changes in Death Benefit Amounts" subsection on page 24 and; the first sentence of the third paragraph in the "Adjustable Term Insurance Rider" subsection on page 27.


                        * * * * * * * * * * * * * * * * *


Effective July 11, 2000, the paragraph in the "Accidental Death Benefit Rider" subsection on page 28 is hereby deleted and replaced as follows:

         "This rider will pay the benefit amount selected by you if the insured dies as a result of an accident. The insured person may be no younger than age 5 and no older than age 60 at issue. The minimum coverage is $10,000. The maximum coverage is the lesser of: 1) the stated death benefit; or 2) $100,000 for an insured person age 5 through 25; or 3) $300,000 for an insured person age 26 through 60. The monthly charge for this rider is $0.08 to $0.15 per $1,000 of rider coverage depending on the insured person's age."


                        * * * * * * * * * * * * * * * * *


References to the issue or policy date for "Type 1" and "Type 2" coverage in the second paragraph in the "Continuation of Coverage" subsection on page 29 are hereby changed from August 1, 2000, to October 1, 2000.


                   * * * * * * * * * * * * * * * * *


The fourth paragraph of the "Distribution of the Policies" subsection on page 41 is hereby deleted and replaced as follows:

         "During the first policy year, the distribution allowance is 80% of the premium we receive up to target. For premium we receive over target, the distribution allowance is 3.5% in policy years one through ten."